RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party revenue	$ 71	$ 142